United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7129

(Investment Company Act File Number)

Federated Managed Allocation Portfolios
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 2/28/09

Item 1.                      Schedule of Investments

Federated Balanced Allocation Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Shares			Value
		AFFILIATED MUTUAL FUNDS--99.7%
686,575		Federated Capital Appreciation Fund, Institutional Shares	$8,513,533
334,506		Federated InterContinental Fund, Institutional Shares	8,616,878
988,613		Federated Intermediate Corporate Bond Fund, Institutional Shares	8,640,476
2,721,622		Federated Kaufmann Fund, Class A Shares	8,491,462
91,254	[1]	Prime Value Obligations Fund, Institutional Shares, 1.32%	91,254
		TOTAL INVESTMENTS --- 99.7% (IDENTIFIED COST $53,873,453)	34,353,603
		OTHER ASSETS AND LIABILITIES --- NET --- 0.3%[3]	94,897
		TOTAL NET ASSETS --- 100%	$34,448,500

1	7-Day net yield.
2
At February 28, 2009, the cost of investments for federal tax purposes was $53,873,453. The net unrealized depreciation of investments for federal tax purposes was $19,519,850. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $19,519,850.

3	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 34,353,603
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 34,353,603

Federated Target ETF Fund 2015

Portfolio of Investments

February 28, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--2.7%
		Consumer Discretionary--1.2%
106	[1]	Apollo Group, Inc., Class A	$7,685
400		Carnival Corp.	7,824
314		International Game Technology	2,769
827		McDonald's Corp.	43,211
759	[1]	Starbucks Corp.	6,945
432		Yum! Brands, Inc.	11,353
		TOTAL	79,787
		Industrials--1.2%
343		Avery Dennison Corp.	6,911
359		Cintas Corp.	7,284
606		Donnelley (R.R.) & Sons Co.	4,721
361		Equifax, Inc.	7,762
601		Pitney Bowes, Inc.	11,593
1,520		Waste Management, Inc.	41,040
		TOTAL	79,311
		Information Technology--0.3%
56	[1]	Apple, Inc.	5,002
197	[1]	EMC Corp.	2,069
209		Hewlett-Packard Co.	6,067
78		IBM Corp.	7,178
111	[1]	Monster Worldwide, Inc.	732
82	[1]	NetApp, Inc.	1,102
		TOTAL	22,150
		TOTAL COMMON STOCKS (IDENTIFIED COST $201,974)	181,248
		EXCHANGE-TRADED FUNDS—83.5%
		STOCK ETFs – 56.3%
		Domestic Stock ETFs – 50.7%
3,912		Consumer Staples Select Sector SPDR Fund	79,648
1,534		iShares Dow Jones US Energy Sector Index Fund	37,583
1,203		iShares Dow Jones US Healthcare Providers Index Fund	36,246
1,189		iShares Dow Jones US Medical Equipment Index Fund	41,698
33,171		iShares S&P 500 Index Fund	2,461,952
3,976		iShares S&P 500/BARRA Growth	155,064
4,813		iShares S&P Midcap 400 Index	216,922
1,160		iShares S&P North American Technology-Multimedia Networking Index Fund	17,632
5,971		iShares S&P SmallCap 600 Index Fund	204,447
2,318		SPDR Pharmaceuticals ETF	58,993
437		SPDR S&P Biotech ETF	20,224
4,350		SPDR S&P Retail ETF	86,043
		TOTAL DOMESTIC STOCK ETFs	3,416,452
		Foreign Stock ETFs – 5.6%
4,055		Dow Jones Euro Stoxx 50 Fund	99,713
494		iShares MSCI Brazil Index Fund	16,934
1,147		iShares MSCI Germany Index Fund	15,473
8,804		iShares MSCI Japan Index Fund	64,885
1,407		iShares MSCI Netherlands Index Fund	16,546
6,986		iShares MSCI Pacific ex-Japan Index Fund	148,942
686		iShares MSCI South Korea Index Fund	14,955
		TOTAL FOREIGN STOCK ETFs	377,448
		TOTAL STOCK ETFs (IDENTIFIED COST $5,070,524)	3,793,900
		FIXED-INCOME ETFs – 27.2%
		Domestic Fixed-Income ETFs – 27.2%
2,112		iShares Barclays 1-3 Year Treasury Bond Fund	177,471
1,611		iShares Barclays 3-7 Year Treasury Bond Fund	182,204
1,288		iShares Barclays 7-10 Year Treasury Bond Fund	120,737
654		iShares Barclays 10-20 Year Treasury Bond Fund	73,294
6,840		iShares Barclays Credit Bond Fund	631,127
6,210		iShares Barclays MBS Fixed-Rate Bond Fund	651,181
		TOTAL FIXED-INCOME ETFs (IDENTIFIED COST $1,790,013)	1,836,014
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $6,860,537)	5,629,914
		MUTUAL FUNDS--12.9%[2]
1,992		Emerging Markets Fixed Income Core Fund	34,383
50,374		Federated Mortgage Core Portfolio	500,215
34,512		High Yield Bond Portfolio	162,550
174,312	[3]	Prime Value Obligations Fund, Institutional Shares, 1.32%	174,312
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $893,331)	871,460
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $7,955,842)[4]	6,682,622
		OTHER ASSETS AND LIABILITIES – NET—0.9%[5]	62,629
		TOTAL NET ASSETS—100%	$6,745,251

1	Non-income producing security.
2	Affiliated companies.
3	7-Day net yield.
4
At February 28, 2009, the cost of investments for federal tax purposes was $7,956,017. The net unrealized depreciation of investments for federal tax purposes was $1,273,395. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,189 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,324,584.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds*	$ 6,682,622
Level 2 – Other Significant Observable Inputs	----
Level 3 – Significant Unobservable Inputs	----
Total	$ 6,682,622

*Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

Federated Target ETF Fund 2025

Portfolio of Investments

February 28, 2009 (unaudited)

Shares	Value

		COMMON STOCKS—3.4%
		Consumer Discretionary--1.5%
185	[1]	Apollo Group, Inc., Class A	$13,412
681		Carnival Corp.	13,320
629		International Game Technology	5,548
1,493		McDonald's Corp.	78,009
1,328	[1]	Starbucks Corp.	12,151
765		Yum! Brands, Inc.	20,104
		TOTAL	142,544
		Industrials--1.5%
581		Avery Dennison Corp.	11,707
635		Cintas Corp.	12,884
978		Donnelley (R.R.) & Sons Co.	7,619
602		Equifax, Inc.	12,943
1,103		Pitney Bowes, Inc.	21,277
2,633		Waste Management, Inc.	71,091
		TOTAL	137,521
		Information Technology--0.4%
101	[1]	Apple, Inc.	9,020
395	[1]	EMC Corp.	4,148
389		Hewlett-Packard Co.	11,293
143		IBM Corp.	13,160
221	[1]	Monster Worldwide, Inc.	1,456
246	[1]	NetApp, Inc.	3,306
		TOTAL	42,383
		TOTAL COMMON STOCKS (IDENTIFIED COST $354,860)	322,448
		EXCHANGE-TRADED FUNDS—86.2%
		STOCK ETFs—73.5%
		Domestic Stock ETFs—64.4%
7,120		Consumer Staples Select Sector SPDR Fund	144,963
2,936		iShares Dow Jones US Energy Sector Index Fund	71,932
2,075		iShares Dow Jones US Healthcare Providers Index Fund	62,520
2,111		iShares Dow Jones US Medical Equipment Index Fund	74,033
2,065		iShares S&P North American Technology-Multimedia Networking Index Fund	31,388
59,359		iShares S&P 500 Index Fund	4,405,625
7,195		iShares S&P 500/BARRA Growth	280,605
9,128		iShares S&P Midcap 400 Index	411,399
9,882		iShares S&P SmallCap 600 Index Fund	338,360
4,039		SPDR Pharmaceuticals ETF	102,793
787		SPDR S&P Biotech ETF	36,422
7,379		SPDR S&P Retail ETF	145,957
		TOTAL DOMESTIC STOCK ETFs	6,105,997
		Foreign Stock ETFs—9.1%
9,033		Dow Jones Euro Stoxx 50 Fund	222,121
1,089		iShares MSCI Brazil Index Fund	37,331
1,024		iShares MSCI Canada Index Fund	15,452
1,013		iShares MSCI Emerging Markets Index Fund	21,506
2,518		iShares MSCI Germany Index Fund	33,968
22,319		iShares MSCI Japan Index Fund	164,491
2,975		iShares MSCI Netherlands Index Fund	34,986
11,527		iShares MSCI Pacific ex-Japan Index Fund	245,756
1,751		iShares MSCI South Korea Index Fund	38,172
4,841		iShares MSCI United Kingdom Index Fund	48,507
		TOTAL FOREIGN STOCK ETFs	862,290
		TOTAL STOCK ETFs (IDENTIFIED COST $9,955,156)	6,968,287
		FIXED-INCOME ETFs—12.7%
		Domestic Fixed-Income ETFs—12.7%
1,515		iShares Barclays 1-3 Year Treasury Bond Fund	127,305
1,160		iShares Barclays 3-7 Year Treasury Bond Fund	131,196
931		iShares Barclays 7-10 Year Treasury Bond Fund	87,272
516		iShares Barclays 10-20 Year Treasury Bond Fund	57,828
4,974		iShares Barclays Credit Bond Fund	458,951
3,232		iShares Barclays MBS Fixed-Rate Bond Fund	338,908
		TOTAL FIXED-INCOME ETFs (IDENTIFIED COST $1,161,537)	1,201,460
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $11,116,693)	8,169,747
		MUTUAL FUNDS--10.4%[2]
1,439		Emerging Markets Fixed Income Core Fund	24,842
50,631		Federated Mortgage Core Portfolio	502,768
27,295		High Yield Bond Portfolio	128,560
331,115	[3]	Prime Value Obligations Fund, Institutional Shares, 1.32%	331,115
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,008,989)	987,285
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $12,480,542)[4]	9,479,480
		OTHER ASSETS AND LIABILITIES---NET—0.0%[5]	3,007
		TOTAL NET ASSETS—100%	$9,482,487

1	Non-income producing security.
2	Affiliated companies.
3	7-Day net yield.
4
At February 28, 2009, the cost of investments for federal tax purposes was $12,480,680.  The net unrealized depreciation of investments for federal tax purposes was $3,001,200.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $43,430 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,044,630.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds*	$ 9,479,480
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 9,479,480

*Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

Federated Target ETF Fund 2035

Portfolio of Investments

February 28, 2009 (unaudited)

Shares	Value

		COMMON STOCKS--3.7%
		Consumer Discretionary--1.6%
165	[1]	Apollo Group, Inc., Class A	$11,963
277		Carnival Corp.	5,418
524		International Game Technology	4,622
1,247		McDonald's Corp.	65,156
1,044	[1]	Starbucks Corp.	9,553
633		Yum! Brands, Inc.	16,635
		TOTAL	113,347
		Industrials--1.6%
490		Avery Dennison Corp.	9,874
512		Cintas Corp.	10,388
828		Donnelley (R.R.) & Sons Co.	6,450
497		Equifax, Inc.	10,686
770		Pitney Bowes, Inc.	14,853
2,152		Waste Management, Inc.	58,104
		TOTAL	110,355
		Information Technology--0.5%
90	[1]	Apple, Inc.	8,038
296	[1]	EMC Corp.	3,108
299		Hewlett-Packard Co.	8,680
117		IBM Corp.	10,768
260	[1]	Monster Worldwide, Inc.	1,713
164	[1]	NetApp, Inc.	2,204
		TOTAL	34,511
		TOTAL COMMON STOCKS (IDENTIFIED COST $290,736)	258,213
		EXCHANGE-TRADED FUNDS—91.1%
		STOCK ETFs—86.2%
		Domestic Stock ETFs—74.5%
5,890		Consumer Staples Select Sector SPDR Fund	119,920
2,420		iShares Dow Jones US Energy Sector Index Fund	59,290
1,739		iShares Dow Jones US Healthcare Providers Index Fund	52,396
1,768		iShares Dow Jones US Medical Equipment Index Fund	62,004
1,742		iShares S&P North American Technology-Multimedia Networking Index Fund	26,478
49,972		iShares S&P 500 Index Fund	3,708,922
6,034		iShares S&P 500/BARRA Growth	235,326
7,852		iShares S&P Midcap 400 Index	353,890
7,944		iShares S&P SmallCap 600 Index Fund	272,003
3,409		SPDR Pharmaceuticals ETF	86,759
635		SPDR S&P Biotech ETF	29,388
6,121		SPDR S&P Retail ETF	121,073
		TOTAL DOMESTIC STOCK ETFs	5,127,449
		Foreign Stock ETFs--11.7%
7,583		Dow Jones Euro Stoxx 50 Index Fund	186,466
1,188		iShares MSCI Brazil Index Fund	40,725
1,813		iShares MSCI Canada Index Fund	27,358
1,409		iShares MSCI Emerging Market Index Fund	29,913
3,160		iShares MSCI Germany Index Fund	42,628
20,813		iShares MSCI Japan Index Fund	153,392
3,677		iShares MSCI Netherlands Index Fund	43,242
8,400		iShares MSCI Pacific ex-Japan Index Fund	179,088
1,949		iShares MSCI South Korea Index Fund	42,488
6,109		iShares MSCI United Kingdom Index Fund	61,212
		TOTAL FOREIGN STOCK ETFs	806,512
		TOTAL STOCK ETFs (IDENTIFIED COST $8,529,719)	5,933,961
		FIXED-INCOME ETFs--4.9%
		Domestic Fixed-Income ETFs--4.9%
474		iShares Barclays 1-3 Year Treasury Bond Fund	39,830
364		iShares Barclays 3-7 Year Treasury Bond Fund	41,168
292		iShares Barclays 7-10 Year Treasury Bond Fund	27,372
168		iShares Barclays 10-20 Year Treasury Bond Fund	18,828
1,582		iShares Barclays Credit Bond Fund	145,971
623		iShares Barclays MBS Bond Fund	65,328
		TOTAL FIXED-INCOME ETFs (IDENTIFIED COST $324,132)	338,497
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $8,853,851)	6,272,458
		MUTUAL FUNDS--8.3%[2]
523		Emerging Markets Fixed Income Core Fund	9,030
20,311		Federated Mortgage Core Portfolio	201,687
9,589		High Yield Bond Portfolio	45,164
313,065	[3]	Prime Value Obligations Fund, Institutional Shares, 1.32%	313,065
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $576,186)	568,946
		TOTAL INVESTMENTS—103.1% (IDENTIFIED COST $9,720,773)[4]	7,099,617
		OTHER ASSETS AND LIABILITIES—NET–(3.1)%[5]	(215,809)
		TOTAL NET ASSETS--100%	$6,883,808

1	Non-income producing security.
2	Affiliated companies.
3	7-Day net yield.
4
At February 28, 2009, the cost of investments for federal tax purposes was $9,720,803. The net unrealized depreciation of investments for federal tax purposes was $2,621,186. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,435 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,637,621.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds*	$7,099,617
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$7,099,617

*Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.

The following acronym is used throughout this portfolio:

ETFs	--Exchange Traded Mutual Funds

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Allocation Portfolios

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009